Related Party Transactions (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Sep. 30, 2025
Related Party Transactions [Abstract]
Schedule of Due to Related Parties

	March 31, 2026	September 30, 2025
Suresh Yezhuvath	$223,960	$223,960
Instant Fame and affiliated parties (1)	840,000	840,000
Stanley Hills (3)(4)	785,252	785,252
Accrued executive compensation (2)	—	250,000
Anat Attia	251,104	335,280
	$2,100,316	$2,434,492

	September 30,	September 30,
	2025	2024
Suresh Yezhuvath (3)	$223,960	$—
Subash Menon (3)	—	—
Bannix Management LLP (3)	—	—
Instant Fame and affiliated parties (1)	840,000	—
Stanley Hills	785,252	—
Accrued executive compensation (2)	250,000	—
Anat Attia	335,280	69,133
	$2,434,492	$69,133

(1) Instant Fame and affiliated parties

Represents unsecured promissory note issued by Bannix on December 13, 2022 in favor of Instant Fame, in the principal amount of $690,000. In March and April 2023, Bannix issued additional unsecured promissory notes to Instant Fame for $75,000 for each promissory note.

(2) Accrued executive compensation

Represents compensation expense owing to executives. At the close of the reverse acquisition $220,000 and $55,000 were owed to Doug Davis and Erik Klinger, respectively. At September 30, 2025, $25,000, $180,000 and $45,000 were owed to Noam Kenig, Doug Davis and Erik Klinger respectively.

Deferment of payment of related party balances

On December 26, 2024 and revised on February 4, 2025, April 19, 2025 and May 25, 2025, the Company entered into an agreement to defer payment of certain related party obligations. Under the deferment agreements, all amounts owed to the sponsor of Bannix and its affiliates are payable only after any Pre-Paid Advance issued in connection with the SEPA Pre-Paid Advances is repaid in full (See Note 9).

(3) Transfer of balances

During the quarter ended, upon agreement by and amount the related parties, $235,333 of balances owing to Bannix Management LLP and $4,737 of balances of Subash Menon was transferred to Stanley Hill and $200,000 of balances owed to Subash Menon was transferred to Suresh Yezhuvath.